SCHEDULE OF DUE TO RELATED PARTIES TRANSACTION BALANCES (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Related Party [Member]
Short-Term Debt [Line Items]
Total due to related parties		$ 588,908	$ 85,797
Non Interest Bearing Borrowings [Member] | Ms. Ding Xiameng [Member]
Short-Term Debt [Line Items]
Total due to related parties	[1]	582,471	82,554
Non Interest Bearing Borrowings [Member] | Mr. Kwok Wai Man [Member]
Short-Term Debt [Line Items]
Total due to related parties	[1]	5,037	3,243
Non Interest Bearing Borrowings [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total due to related parties	[1]	587,508	85,797
Payable To Related Party Related To Referral Service [Member] | Mr. Kwok Wai Man [Member]
Short-Term Debt [Line Items]
Total due to related parties		$ 1,400

[1]	As of March 31, 2024 and 2023, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.